--------------------------------------------------------------------------------

PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200

================================================================================




Dear Shareholder:

We are pleased to present the semi-annual report of Pennsylvania Daily Municipal Income Fund for the period December 1, 1999 through May 31, 2000.

The Fund had net assets of $7,778,765 and 200 active shareholders as of May 31, 2000.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)   Moody's    & Poor's
   ------                                                                         ----      -----      ------    -------    --------
Other Tax Exempt Investments (24.43%)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Allegheny County, PA Port Authority GAN                           06/30/00    3.23%   $   500,276   MIG-1
  1,000,000   Philadelphia, PA HEFA (Jefferson Health System) - Series B        03/27/01    4.28      1,000,000             A1+
    400,000   Philadelphia, PA School District TRAN Series 1999-2000 B
              LOC PNC Bank, N.A.                                                06/30/00    3.40        400,169   MIG-1     SP-1
-----------                                                                                         -----------
  1,900,000   Total Other Tax Exempt Investments                                                      1,900,445
-----------                                                                                         -----------
Other Variable Rate Demand Instruments (b) (38.44%)
------------------------------------------------------------------------------------------------------------------------------------
$   200,000   Allegheny County, PA Hospital Development Authority
              (St. Margaret Memorial Hospital)
              LOC Mellon Bank, N.A.                                             10/01/21    4.40%   $   200,000             A1+
    200,000   Beaver County, PA IDA (Atlantic Richfield)                        12/01/20    4.05        200,000     P1      A1
    290,000   Clinton County, PA Municipal Authority HRB
              (Lock Haven Hospital Project) - Series 1991A
              LOC Mellon Bank, N.A.                                             09/01/07    4.45        290,000             A1
    200,000   Commonwealth of Pennsylvania GO Tender Option Certificates
              Insured by FGIC                                                   12/01/18    4.40        200,000             A1+
    200,000   Emmaus, PA General Authority Local Government RB
              (Bond Pool Project)
              LOC Kredietbank                                                   03/01/24    4.20        200,000             A1
    400,000   Lehigh County, PA IDA (Alleghany Electric) - Series 1985A
              LOC Rabobank Nederland                                            12/01/15    4.00        400,000     P1
    300,000   Montgomery County, PA IDA RB (Quaker Chemical Corporation Project)
              LOC ABN AMRO Bank                                                 12/01/14    4.45        300,000             A1+
    100,000   Pennsylvania HEFA (University of Pennsylvania Health Services)
              LOC Bayerische Landesbank/ State Street Bank & Trust              01/01/26    4.30        100,000   VMIG-1    A1+
    400,000   Pennsylvania Higher Education Assistance Agency
              Insured AMBAC Indemnity Corp.                                     06/01/29    4.15        400,000   VMIG-1    A1+
    400,000   University of Pittsburgh Higher Education - Series 1989A
              LOC Landesbank Hessen                                             01/01/19    4.25        400,000   VMIG-1
    300,000   York, PA General Authority Pooled Finance RB
              LOC First Union National bank                                     09/01/26    4.40        300,000             A1
-----------                                                                                         -----------
  2,990,000   Total Other Variable Rate Demand Instruments                                            2,990,000
-----------                                                                                         -----------

Put Bond (c) (10.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$   800,000   Pennsylvania HEFA RB
              (Association of Independent Colleges & University) - Series E-4
              LOC Allied Irish Bank                                             11/01/00    3.71%   $   802,267   VMIG-1
-----------                                                                                             -------
    800,000   Total Put Bond                                                                            802,267
-----------                                                                                             -------


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)   Moody's    & Poor's
   ------                                                                         ----      -----      ------    -------    --------
Tax Exempt Commercial Paper (24.43%)
------------------------------------------------------------------------------------------------------------------------------------
$   600,000   Commonwealth of Pennsylvania GO BAN                               06/07/00    3.85%   $   600,000   P1        A1+
    700,000   Montgomery County, PA IDA PCRB Refunding Bonds
              (PECO Energy Co. Project) - Series 1994B
              LOC Bank One                                                      06/12/00    4.05        700,000   P1        A1+
    600,000   Venango, PA IDA Resource Recovery RB
              (Scrubgrass Project) - Series 1999A
              LOC National Westminster Bank PLC                                 06/14/00    4.05        600,000   P1        A1+
-----------                                                                                          ----------
  1,900,000   Total Tax Exempt Commercial Paper                                                       1,900,000
-----------                                                                                          ----------
              Total Investments (97.61%) (Cost $7,592,712+)                                           7,592,712
              Cash and Other Assets, Net of Liabilities (2.39%)                                         186,053
                                                                                                    -----------
              Net Assets (100.00%)                                                                  $ 7,778,765
                                                                                                    ===========
              Net Asset Value, offering and redemption price per share:
              Class A, Shares Outstanding 4,651,888 (Note 3)                                        $      1.00
                                                                                                    ===========
              Class B, Shares Outstanding 3,128,370 (Note 3)                                        $      1.00
                                                                                                    ===========


              +   Aggregate cost for federal income tax purposes is identical.











--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 2000
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Maturity date indicated is the next put date.


KEY:

     BAN     =    Bond Anticipation Note                          IDA     =     Industrial Development Authority

     FGIC    =    Financial Guaranty Insurance Company            LOC     =     Letter of Credit

     GAN     =    Grant Anticipation Note                         PCRB    =     Pollution Control Revenue Bond

     GO      =    General Obligation                              RB      =     Revenue Bond

     HEFA    =    Health and Education Facilities Authority       TRAN    =     Tax and Revenue Anticipation Note

     HRB     =    Hospital Revenue Bond





















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2000
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:

    Interest.............................................................................   $       261,230
                                                                                             --------------
Expenses: (Note 2)

    Investment management fee............................................................            27,310

    Administration fee...................................................................            14,338

    Shareholder servicing fee............................................................            14,938

    Custodian fee........................................................................             4,010

    Shareholder servicing and related shareholder expenses...............................            10,338

    Legal, compliance and filing fees....................................................            17,766

    Audit and accounting.................................................................            35,344

    Trustees' fees.......................................................................             3,051

    Other................................................................................               754
                                                                                             --------------
      Total expenses.....................................................................           127,849

      Less:  Fees waived (Note 2)........................................................   (        41,648)

             Expenses reimbursed (Note 2)................................................   (        40,414)
                                                                                             --------------
      Net expenses.......................................................................            45,787
                                                                                             --------------
Net investment income....................................................................           215,443



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..................................................             -0-
                                                                                             --------------
Increase in net assets from operations...................................................   $       215,443
                                                                                             ==============






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
================================================================================




                                                                         Six Months
                                                                           Ended                          Year
                                                                        May 31, 2000                     Ended
                                                                        (Unaudited)                November 30,1999
                                                                         ---------                 ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $       215,443              $         414,109
    Net realized gain (loss) on investments.......................             -0-                            -0-
                                                                      --------------               ----------------
Increase in net assets from operations............................           215,443                        414,109
Dividends to shareholders from net investment income:
    Class A.......................................................   (       185,861)*            (         382,573)*
    Class B.......................................................   (        29,582)*            (          31,536)*
Transactions in shares of beneficial interest (Note 3)
    Class A......................................................    (    11,691,750)                     3,469,559
    Class B......................................................          1,556,517                        638,580
                                                                       -------------               ----------------
        Total increase (decrease).................................   (    10,135,233)                     4,108,139
Net assets:
    Beginning of period...........................................        17,913,998                     13,805,859
                                                                      --------------                ---------------
    End of period.................................................    $    7,778,765               $     17,913,998
                                                                      ==============                ===============

*    Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended May 31, 2000 the Manager voluntarily waived investment management fees and administration fees of $27,310 and $14,338, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $40,414.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At May 31, 2000, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $7,780,258. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                   Six Months                              Year
                                                      Ended                                Ended
                                                  May 31, 2000                      November 30, 1999
                                                  ------------                      -----------------
 Class A
Sold......................................           14,088,308                          32,035,584
Issued on reinvestment of dividends.......              137,072                             277,642
Redeemed..................................      (    25,917,130)                     (   28,843,667)
                                                 --------------                       -------------
Net increase (decrease)...................      (    11,691,750)                          3,469,559
                                                 ==============                       =============

                                                   Six Months                              Year
                                                      Ended                                Ended
                                                  May 31, 2000                       November 30, 1999
                                                  ------------                       -----------------
Class B

Sold......................................           11,760,552                           6,592,124
Issued on reinvestment of dividends.......               23,316                              31,086
Redeemed..................................      (    10,227,351)                     (    5,984,630)
                                                 --------------                       -------------
Net increase (decrease)...................            1,556,517                             638,580
                                                 ==============                       =============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at May 31, 2000 amounted to $1,493. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on November 30, 2001 and 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 62% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                    Six
                                                   Months                          Year Ended November 30,
 Class A                                           Ended       -------------------------------------------------------------
 -------                                        May 31, 2000      1999        1998         1997         1996         1995
                                                ------------   ---------    --------     --------     --------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period..........    $ 1.00       $ 1.00       $  1.00      $  1.00      $  1.00      $ 1.00
                                                  --------     --------     ---------    ---------    ---------    --------
Income from investment operations:
  Net investment income.......................      0.016        0.026         0.029        0.030        0.030       0.034

Less distributions:
  Dividends from net investment income........    ( 0.016  )   ( 0.026  )   (  0.029 )   (  0.030  )  (  0.030  )  ( 0.034  )
                                                  ---------    ---------    ---------    ----------   ---------   ---------
Net asset value, end of period................    $ 1.00      $  1.00      $   1.00     $   1.00     $   1.00     $  1.00
                                                  =========    =========    =========    ==========   =========   =========
Total Return..................................      1.58%**      2.60%         2.95%        3.05%        3.01%       3.50%

Ratios/Supplemental Data
Net assets, end of period (000)...............    $ 4,651    $  16,342    $   12,873    $  43,064    $  36,335    $ 40,980

Ratios to average net assets:
  Expenses+...................................      0.70%*       0.70%         0.70%        0.70%        0.68%       0.59%
  Net investment income.......................      3.11%*       2.57%         2.91%        3.00%        2.97%       3.44%
Management, administration fees
  and shareholder servicing fees waived.......      0.61%*       0.61%         0.59%        0.49%        0.49%       0.61%
Expenses reimbursed...........................      0.59%*       0.38%         0.59%        0.00%        0.00%       0.00%
Expenses paid indirectly......................      0.00%*       0.00%         0.00%        0.00%        0.01%       0.00%

*    Annualized
**   Unannualized
+    Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

6. Financial Highlights. (Continued)

                                                                                        Year
                                                               Six                      Ended                 October 10, 1996
                                                             Months                  November 30,             (Commencement of
 Class B                                                      Ended         ----------------------------        Offering) to
 -------                                                  May 31, 2000          1999       1998      1997     November 30, 1996
                                                          ------------          ----       ----      ----     -----------------

 Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period...........           $   1.00          $  1.00       $  1.00      $  1.00       $  1.00
                                                          --------          -------       -------      -------       -------
Income from investment operations:
  Net investment income........................               0.017            0.028         0.032        0.033         0.005

Less distributions:
  Dividends from net investment income.........              (0.017  )      (  0.028 )    (  0.032 )   (  0.033  )   (  0.005  )
                                                          ---------         --------      --------     ---------     --------

Net asset value, end of period.................           $   1.00          $  1.00       $  1.00      $  1.00       $  1.00
                                                          =========         ========      ========     =========     ========
Total Return...................................               1.71%**          2.85%         3.26%        3.31%         3.25%*

Ratios/Supplemental Data
Net assets, end of period (000)................           $   3,128         $  1,572      $    933     $    392      $     5

Ratios to average net assets:
  Expenses+....................................               0.45%*           0.45%         0.45%        0.45%         0.42%*
  Net investment income........................               3.47%*           2.78%         3.13%        3.28%         3.21%*
  Management and administration fees waived....               0.61%*           0.61%         0.59%        0.49%         0.27%*
  Expense reimbursed...........................               0.59%*           0.38%         0.59%        0.00%         0.00%
  Expenses paid indirectly.....................               0.00%*           0.00%         0.00%        0.00%         0.01%*


*    Annualized
**   Unannualized
+    Includes expenses paid indirectly





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND










                               Semi-Annual Report
                                  May 31, 2000
                                   (Unaudited)









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------

Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







PA5/00S






--------------------------------------------------------------------------------